Other assets, net	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other assets, net
Note 9. Other assets, net
An analysis of other assets at December 31, 2021 and 2022 is as follows:

	2021		2022
Current portion:
Advances to suppliers (different from PP&E and inventories)	Ps.	7,474,932	Ps.	8,247,735
Prepaid insurance		1,749,589		1,988,713
Other		227,731		328,974

	Ps.	9,452,252	Ps.	10,565,422

	2021		2022
Non-current portion:

Recoverable taxes	Ps.	11,689,094	Ps.	9,363,682
Prepayments for the use of fiber optics		3,783,496		3,424,850
Judicial Deposits (1)		14,583,504		16,309,977
Prepaid expenses		9,899,996		10,483,113

Total	Ps.	39,956,090	Ps.	39,581,622

For the years ended December 31, 2020, 2021 and 2022, amortization expense for other assets was Ps. 204,717 Ps. 442,098 and Ps.215,529, respectively.

(1)
Judicial deposits represent cash and cash equivalents pledged in order to fulfill the collateral requirements for tax contingencies mainly in Brazil. As of December 31, 2021 and 2022, the amount for these deposits is Ps. 14,583,504 and Ps. 16,309,977 respectively for Brazil. Based on its evaluation of the underlying contingencies, the Company believes that such amounts are recoverable. See Note 17 b).